UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[  ]is a restatement.
							[  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Thorsell Parker Partners, Inc.
Address:	265 Post Road West
		Westport, CT  06880

Form 13F File Number:	28-4176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kaye Tiedemann
Title:	Partner
Phone:	203-222-1722
Signature, Place and Date of Signing:

Kaye Tiedemann	Westport, CT		May 4, 1999

Report Type (Check only one.):

[ X ]	13F  HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value Total		$222,010


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -
------- -------- --------
Albany International Corp      COM              012348108     8929   476191 SH       SOLE
445439             30752
American Homestar Corp         COM              026651109     1369   187150 SH       SOLE
187150
Astoria Financial Corp         COM              046265104     1015    20300 SH       SOLE
20300
Ball Corp                      COM              058498106     3067    65336 SH       SOLE
62496              2840
CKE Restaurants Inc            COM              12561E105     1744    88300 SH       SOLE
83300              5000
Canandaigua Brands Inc         COM              137219200     4866    96600 SH       SOLE
90600              6000
Champion Enterprises Inc       COM              158496109     5874   303154 SH       SOLE
280574             22580
Coach USA Inc                  COM              18975L106     3446   125300 SH       SOLE
117300              8000
Commercial Federal Corp        COM              201647104    10041   433052 SH       SOLE
402360             30692
E G & G Inc                    COM              268457108     6138   232733 SH       SOLE
216093             16640
EEX Corporation New            COM              26842V207     2218   454930 SH       SOLE
435266             19664
Etec Systems Inc               COM              26922C103     2823    95900 SH       SOLE
86000              9900
Foodmaker Inc                  COM              344839204    11644   456638 SH       SOLE
423278             33360
Greenpoint Financial Corp      COM              395384100     8295   238695 SH       SOLE
219220             19475
Hannaford Brothers Co          COM              410550107     3799    83612 SH       SOLE
77712              5900
Harman International Inds Inc  COM              413086109    11299   307449 SH       SOLE
288294             19155
Harsco Corp                    COM              415864107     6231   247402 SH       SOLE
228747             18655
Helmerich & Payne Inc          COM              423452101     5326   234734 SH       SOLE
219024             15710
Houghton Mifflin Co            COM              441560109     2762    58933 SH       SOLE
55493              3440
Hubbell Inc Cl B               COM              443510201     2418    60461 SH       SOLE
56621              3840
Marine Drilling Co Inc         COM              568240204     1595   145000 SH       SOLE
137000              8000
McDermott Int'l Inc            COM              580037109      944    37300 SH       SOLE
33100              4200
Oakwood Homes Corp             COM              674098108     7784   555974 SH       SOLE
519849             36125
Oceaneering Intl Inc           COM              675232102     7076   467802 SH       SOLE
447182             20620
Oregon Steel Mills             COM              686079104     8695   833062 SH       SOLE
779232             53830
Outback Steakhouse             COM              689899102     2518    76900 SH       SOLE
70950              5950
Pall Corp                      COM              696429307     4284   258652 SH       SOLE
240682             17970
Precision Castparts Corp       COM              740189105     3142    78066 SH       SOLE
74446              3620
Pride International Inc        COM              741932107     4455   539996 SH       SOLE
511986             28010
Richfood Holdings Inc          COM              763408101     9592   444825 SH       SOLE
412405             32420
Sequent Computer Systems Inc   COM              817338106     4884   538900 SH       SOLE
505200             33700
Shopko Stores Inc              COM              824911101     4546   152154 SH       SOLE
141204             10950
Silicon Valley Group Inc       COM              827066101     4356   353800 SH       SOLE
336100             17700
Snap-On Tools                  COM              833034101     1018    35100 SH       SOLE
35100
Steinway Musical Instruments   COM              858495104     1061    47800 SH       SOLE
47800
Sterling Software Inc          COM              859547101     9315   392197 SH       SOLE
364477             27720
Stewart Ent Cl A               COM              860370105     4128   257000 SH       SOLE
242000             15000
Teleflex Inc                   COM              879369106     5172   151849 SH       SOLE
142744              9105
Toro Company                   COM              891092108     6714   213983 SH       SOLE
202263             11720
Valero Energy Corp             COM              91913Y100     1883    75700 SH       SOLE
68000              7700
Varian Associates Inc          COM              922204102    12121   312791 SH       SOLE
292771             20020
Vishay Intertechnology Inc     COM              928298108    12236   843871 SH       SOLE
787748             56123
Weatherford Intl Inc           COM              947074100     5065   193862 SH       SOLE
178705             15157
West Pharmaceutical Services I COM              955306105     1125    35300 SH       SOLE
35300